Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Period over which the amount of unrecognized tax benefits are not expected to significantly increase or decrease	0 years 12 months
Beginning balance	$ 157	$ 162
Additions for current year tax positions	8	11
Additions for prior year tax positions	14	21
Reduction for prior year tax positions	(26)	(14)
Reduction for settlements with tax authorities	(4)	(5)
Reduction for expirations of statute of limitations	(22)	(18)
Ending balance	$ 127	$ 157